PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
Summary of property and equipment

Property and equipment consist of the following:

	December 31,
	2020	2019
Land	$4,620	$4,620
Building and improvements	17,367	15,030
Furniture and fixtures	1,288	1,191
Computer hardware and software	23,125	22,273
Machinery and equipment	22,162	20,066
Construction in progress	518	1,096
	69,080	64,276
Less accumulated depreciation	(33,643)	(28,228)
	$35,437	$36,048